                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2004
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA                     05/12/04
----------------------     ----------------------------     -------------------
[Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                4
                                        -----------------

Form 13F Information Table Entry Total:         229
                                        -----------------

Form 13F Information Table Value Total: $ 1,136,402
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name
--      --------------------            -----
 1      28-6647                   Markel Corporation
 2      28-6745                   Evanston Insurance Company
 3      28-10352                  Essex Insurance Company
 4      28-10743                  Markel International Insurance Company Limited

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                 March 31, 2004

                                                                                                                        Voting
                                                                                                                      Authority
                                 Title of               Value        Shares/   Sh/  Put/    Invstmt    Other      ------------------
          Name of Issuer           Class      CUSIP     (x$1000)     Prn Amt   Prn  Call    Dscretn   Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                COM      002824100          966       23500 SH            Other           1,4          23500
                                                               559       13600 SH            Other             1          13600
Ace Limited                        COM      G0070K103         5785      135600 SH            Other           1,3         135600
                                                               384        9000 SH            Other             1           9000
Aflac                              COM      001055102         2609       65000 SH            Other           1,2          65000
                                                              2408       60000 SH            Other           1,3          60000
                                                              2810       70000 SH            Other           1,4          70000
                                                              3440       85700 SH            Other             1          85700
Allied Capital Corp.               COM      019033109         4407      145500 SH            Other           1,2         145500
                                                               303       10000 SH            Other           1,3          10000
                                                              2492       82265 SH            Other           1,4          82265
                                                              6353      209750 SH            Other             1         209750
Allstate Corp.                     COM      020002101           86        1886 SH            Other           1,2           1886
                                                               143        3144 SH            Other           1,3           3144
Altria Group Inc.                  COM      02209S103         6458      118600 SH            Other             1         118600
American Express                   COM      025816109         7103      137000 SH            Other           1,2         137000
                                                               519       10000 SH            Other           1,3          10000
                                                             11506      221900 SH            Other             1         221900
Anheuser Busch                     COM      035229103        26121      512175 SH            Other           1,2         512175
                                                              6120      120000 SH            Other           1,3         120000
                                                              7140      140000 SH            Other           1,4         140000
                                                             23370      458230 SH            Other             1         458230
Astoria Financial                  COM      046265104         1521       40000 SH            Other           1,2          40000
Automatic Data Processing          COM      019411107         6720      160000 SH            Other           1,2         160000
                                                              1260       30000 SH            Other           1,3          30000
                                                              2129       50700 SH            Other           1,4          50700
                                                              3516       83706 SH            Other             1          83706
Bank of New York                   COM      064057102         5513      175000 SH            Other           1,2         175000
                                                              1575       50000 SH            Other           1,3          50000
                                                              1417       45000 SH            Other           1,4          45000
                                                              4057      128800 SH            Other             1         128800
Baxter International               COM      071813109          618       20000 SH            Other           1,2          20000
                                                               927       30000 SH            Other           1,3          30000
                                                               618       20000 SH            Other           1,4          20000
                                                              2168       70200 SH            Other             1          70200
Berkshire Hathaway Class B         COM      084670207        53945       17340 SH            Other           1,2          17340
                                                              7778        2500 SH            Other           1,3           2500
                                                              5942        1910 SH            Other           1,4           1910
                                                             30849        9916 SH            Other             1           9916
Berkshire Hathaway, Inc.           COM      10382K102        23325         250 SH            Other           1,2            250
                                                             11196         120 SH            Other           1,3            120
                                                             10730         115 SH            Other           1,4            115
                                                             23325         250 SH            Other             1            250

                                                                                                                        Voting
                                                                                                                      Authority
                                 Title of               Value        Shares/   Sh/  Put/    Invstmt    Other      ------------------
          Name of Issuer           Class      CUSIP     (x$1000)     Prn Amt   Prn  Call    Dscretn   Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb               COM      110122108         2544      105000 SH            Other           1,3         105000
                                                               734       30300 SH            Other           1,4          30300
                                                               436       18000 SH            Other             1          18000
Brown & Brown                      COM      115236101          574       14805 SH            Other           1,2          14805
                                                               311        8009 SH            Other           1,3           8009
                                                              1744       45000 SH            Other           1,4          45000
                                                              4457      115000 SH            Other             1         115000
Brown Forman Class A               COM      115637100         1162       23000 SH            Other           1,2          23000
                                                               808       16000 SH            Other           1,3          16000
                                                              5111      101200 SH            Other           1,4         101200
                                                              7346      145460 SH            Other             1         145460
Carmax                             COM      143130102        25652      878500 SH            Other           1,2         878500
                                                              4234      145000 SH            Other           1,3         145000
                                                              5296      181386 SH            Other           1,4         181386
                                                             21045      720709 SH            Other             1         720709
Cedar Fair LP                      COM      150185106          574       16400 SH            Other             1          16400
Centerpoint Property Trust         COM      151895109        20246      245400 SH            Other           1,2         245400
                                                              4950       60000 SH            Other           1,3          60000
                                                             19387      235000 SH            Other             1         235000
Cincinnati Financial               COM      172062101         7386      170000 SH            Other           1,2         170000
                                                              6724      154750 SH            Other           1,3         154750
                                                              1086       25000 SH            Other           1,4          25000
                                                              8587      197625 SH            Other             1         197625
Citigroup                          COM      172967101          517       10000 SH            Other           1,4          10000
Clear Channel Communications       COM      184502102          424       10000 SH            Other           1,4          10000
Comcast                            COM      20030N101         1869       65000 SH            Other           1,2          65000
                                                              1150       40000 SH            Other           1,3          40000
                                                              4746      165000 SH            Other           1,4         165000
                                                              5772      200700 SH            Other             1         200700
Corus Bankshares                   COM      220873103         2941       73000 SH            Other           1,2          73000
                                                              3143       78000 SH            Other             1          78000
Diageo PLC                         COM      25243Q205        23796      450000 SH            Other           1,2         450000
                                                             11713      221500 SH            Other           1,3         221500
                                                             12876      243500 SH            Other           1,4         243500
                                                             13398      253370 SH            Other             1         253370
Erie Indemnity Co.                 COM      29530P102           77        1588 SH            Other           1,2           1588
                                                               128        2647 SH            Other           1,3           2647
Exxon Mobil Corporation            COM      30231G102         2080       50000 SH            Other           1,2          50000
                                                              2911       70000 SH            Other           1,3          70000
                                                              6230      149800 SH            Other           1,4         149800
                                                              2432       58472 SH            Other             1          58472
Federated Investors Inc.           COM      314211103          629       20000 SH            Other           1,2          20000
                                                               629       20000 SH            Other           1,3          20000
                                                              3614      115000 SH            Other             1         115000
First Data Corp.                   COM      319963104          535       12700 SH            Other             1          12700
Forest City Enterprises            COM      345550107        16742      310900 SH            Other           1,2         310900
                                                              2692       50000 SH            Other           1,3          50000
                                                               824       15300 SH            Other           1,4          15300
                                                              3113       57800 SH            Other             1          57800

                                                                                                                        Voting
                                                                                                                      Authority
                                 Title of               Value        Shares/   Sh/  Put/    Invstmt    Other      ------------------
          Name of Issuer           Class      CUSIP     (x$1000)     Prn Amt   Prn  Call    Dscretn   Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
Gannett Company                    COM      364730101         8814      100000 SH            Other           1,2         100000
                                                              1763       20000 SH            Other           1,3          20000
                                                              3702       42000 SH            Other           1,4          42000
                                                              1187       13467 SH            Other             1          13467
General Dynamics                   COM      369550108         9379      105000 SH            Other           1,2         105000
                                                              1787       20000 SH            Other           1,3          20000
                                                              1787       20000 SH            Other           1,4          20000
                                                              5034       56350 SH            Other             1          56350
General Electric                   COM      369604103          422       13818 SH            Other             1          13818
Golden West Financial              COM      381317106         5598       50000 SH            Other           1,2          50000
                                                              1119       10000 SH            Other           1,3          10000
                                                              3358       30000 SH            Other           1,4          30000
                                                              7273       64965 SH            Other             1          64965
H&R Block                          COM      093671105         4082       80000 SH            Other           1,2          80000
                                                              1021       20000 SH            Other           1,4          20000
                                                              2654       52000 SH            Other             1          52000
HCC Insurance Holdings             COM      404132102           95        2932 SH            Other           1,2           2932
                                                               158        4887 SH            Other           1,3           4887
Harrah's Entertainment             COM      413619107         1646       30000 SH            Other           1,3          30000
                                                              6587      120000 SH            Other           1,4         120000
                                                              8777      159900 SH            Other             1         159900
Honda Motor Co.                    COM      438128308          507       21900 SH            Other             1          21900
International Game Tech.           COM      459902102          360        8000 SH            Other             1           8000
International Speedway             COM      460335201         5297      112700 SH            Other           1,2         112700
                                                              2585       55000 SH            Other           1,3          55000
                                                              3995       85000 SH            Other           1,4          85000
                                                              6293      133900 SH            Other             1         133900
Interpublic Group                  COM      460690100         1046       68000 SH            Other           1,2          68000
                                                               923       60000 SH            Other           1,3          60000
                                                               661       43000 SH            Other           1,4          43000
                                                              1686      109600 SH            Other             1         109600
Investors Title Company            COM      461804106         1298       42200 SH            Other           1,2          42200
                                                              4692      152600 SH            Other           1,3         152600
                                                              1275       41450 SH            Other             1          41450
Johnson and Johnson                COM      478160104         1522       30000 SH            Other           1,3          30000
                                                              9495      187200 SH            Other           1,4         187200
                                                              6208      122400 SH            Other             1         122400
Kaneb Services                     COM      484173109         2821       85500 SH            Other           1,2          85500
                                                              7277      220500 SH            Other           1,3         220500
                                                              3053       92500 SH            Other           1,4          92500
                                                              2389       72400 SH            Other             1          72400
Labranche & Co.                    COM      505447102         1121      100000 SH            Other           1,2         100000
                                                               280       25000 SH            Other           1,3          25000
                                                              1121      100000 SH            Other           1,4         100000
                                                              4570      407700 SH            Other             1         407700
Lamar Communications               COM      512815101          403       10000 SH            Other           1,4          10000
Leucadia National Corp.            COM      527288104         1066       20000 SH            Other           1,3          20000
                                                                32         600 SH            Other             1            600
MBIA Inc.                          COM      55262C100        12226      195000 SH            Other           1,2         195000
                                                             12226      195000 SH            Other           1,3         195000
                                                              5957       95000 SH            Other           1,4          95000
                                                              6923      110400 SH            Other             1         110400

                                                                                                                        Voting
                                                                                                                      Authority
                                 Title of               Value        Shares/   Sh/  Put/    Invstmt    Other      ------------------
          Name of Issuer           Class      CUSIP     (x$1000)     Prn Amt   Prn  Call    Dscretn   Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
Marriott International             COM      571903202         7872      185000 SH            Other           1,2         185000
                                                               851       20000 SH            Other           1,3          20000
                                                              1915       45000 SH            Other           1,4          45000
                                                              3634       85400 SH            Other             1          85400
Marsh & McLennan                   COM      571748102        10649      230000 SH            Other           1,2         230000
                                                              5556      120000 SH            Other           1,3         120000
                                                             16344      353000 SH            Other           1,4         353000
                                                             21480      463935 SH            Other             1         463935
Martin Marietta Materials          COM      573284106         1962       42500 SH            Other           1,2          42500
                                                             11544      250086 SH            Other           1,3         250086
                                                              2465       53400 SH            Other           1,4          53400
                                                              7281      157744 SH            Other             1         157744
McGraw-Hill                        COM      580645109         3045       40000 SH            Other           1,4          40000
                                                              5566       73100 SH            Other             1          73100
Merck                              COM      58155Q103         1074       24300 SH            Other           1,4          24300
                                                              1464       33125 SH            Other             1          33125
New York Community Bank            COM      649445103         1828       53333 SH            Other           1,2          53333
Northern Trust Corp.               COM      665859104         1398       30000 SH            Other           1,2          30000
                                                               466       10000 SH            Other           1,3          10000
                                                               466       10000 SH            Other             1          10000
Penn National Gaming               COM      707569109         1784       62000 SH            Other           1,2          62000
                                                              3895      135400 SH            Other           1,3         135400
                                                               575       20000 SH            Other             1          20000
Pepsico                            COM      713448108         1793       33300 SH            Other           1,4          33300
                                                                43         800 SH            Other             1            800
Pitney Bowes Inc.                  COM      724479100          426       10000 SH            Other             1          10000
Plum Creek Timber Co.              COM      729251108         3086       95000 SH            Other           1,2          95000
                                                               974       30000 SH            Other           1,3          30000
                                                              1624       50000 SH            Other           1,4          50000
                                                              6219      191487 SH            Other             1         191487
Progressive Corp.                  COM      743315103           85         977 SH            Other           1,2            977
                                                               143        1629 SH            Other           1,3           1629
RLI Corporation                    COM      749607107         4000      103624 SH            Other           1,2         103624
                                                             15308      396576 SH            Other           1,3         396576
                                                              5376      139284 SH            Other             1         139284
Reynolds & Reynolds `A'            COM      761695105          568       20000 SH            Other           1,2          20000
                                                               284       10000 SH            Other           1,4          10000
Schering Plough                    COM      806605101          243       15000 SH            Other           1,2          15000
                                                               487       30000 SH            Other           1,3          30000
                                                               162       10000 SH            Other           1,4          10000
                                                               621       38300 SH            Other             1          38300
Service Corporation Int'l          COM      817565104         2241      300000 SH            Other           1,4         300000
                                                              3354      449000 SH            Other             1         449000
ServiceMaster                      COM      817615107          675       56200 SH            Other           1,3          56200
                                                              3363      280000 SH            Other           1,4         280000
                                                              3200      266443 SH            Other             1         266443
State Street Corp.                 COM      857477103         1043       20000 SH            Other           1,2          20000
                                                              1063       20400 SH            Other           1,4          20400
T Rowe Price Group                 COM      74144T108         2692       50000 SH            Other           1,2          50000
                                                               538       10000 SH            Other           1,3          10000
                                                              1346       25000 SH            Other             1          25000
TCF Financial Corp.                COM      872275102          511       10000 SH            Other           1,3          10000

                                                                                                                        Voting
                                                                                                                      Authority
                                 Title of               Value        Shares/   Sh/  Put/    Invstmt    Other      ------------------
          Name of Issuer           Class      CUSIP     (x$1000)     Prn Amt   Prn  Call    Dscretn   Managers    Sole   Shared None
------------------------------------------------------------------------------------------------------------------------------------
Tiffany                            COM      886547108         3626       95000 SH            Other           1,2          95000
                                                               763       20000 SH            Other           1,3          20000
                                                               954       25000 SH            Other           1,4          25000
                                                               210        5500 SH            Other             1           5500
United Mobile Homes                COM      911024107          209       13000 SH            Other             1          13000
Valley National Bank               COM      919794107          905       32348 SH            Other           1,2          32348
                                                               771       27562 SH            Other           1,4          27562
                                                               482       17237 SH            Other             1          17237
Vulcan Materials                   COM      929160109         3131       66000 SH            Other           1,2          66000
                                                              1945       41000 SH            Other           1,3          41000
                                                              1423       30000 SH            Other           1,4          30000
                                                              1297       27330 SH            Other             1          27330
Walt Disney Company                COM      254687106         2999      120000 SH            Other           1,2         120000
                                                              1499       60000 SH            Other           1,3          60000
                                                              1125       45000 SH            Other           1,4          45000
                                                              7156      286365 SH            Other             1         286365
Washington Post Co.                COM      939640108         2476        2800 SH            Other           1,3           2800
                                                              1680        1900 SH            Other           1,4           1900
                                                               730         825 SH            Other             1            825
Washington Real Estate Investment  COM      939653101         3099       95500 SH            Other           1,2          95500
                                                              6986      215293 SH            Other           1,3         215293
                                                              5997      184807 SH            Other             1         184807
Waste Management                   COM      94106l109         2112       70000 SH            Other           1,2          70000
                                                               302       10000 SH            Other           1,3          10000
                                                              3320      110000 SH            Other           1,4         110000
                                                              4211      139536 SH            Other             1         139536
White Mountains                    COM      G9618E107         5927       11300 SH            Other           1,2          11300
                                                              5245       10000 SH            Other           1,3          10000
                                                             15211       29000 SH            Other           1,4          29000
                                                             49827       95000 SH            Other             1          95000
XL Capital                         COM      G3242A102        27310      359160 SH            Other           1,2         359160
                                                              8265      108688 SH            Other           1,3         108688
                                                              9490      124799 SH            Other             1         124799

REPORT SUMMARY      DATA RECORDS: 229    $1,136,402    4 OTHER MANAGERS ON WHOSE BEHALF REPORT
                                                       IS FILED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2004

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     05/12/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2004

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015

Form 13F File Number: 28-6745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     05/12/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2004
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Markel International Insurance Company Limited
Address:   The Markel Building
           49 Leadenhall Street
           London EC3A 2EA
           England

Form 13F File Number: 28-10743
                      -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew J. Bailey
Title: Secretary
Phone: 011-44-207-953-6532

Signature, Place, and Date of Signing:

Andrew J. Bailey             London, England                  05/12/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2004

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Essex Insurance Company
Address:  4521 Highwoods Parkway
          Glen Allen, VA  23060

Form 13F File Number: 28-10352

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     05/12/04
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation